April 20, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Investors Trust
(File Nos. 33-23512; 811-05629)

Ladies and Gentlemen:

On behalf of ING Investors Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated April 5, 2012, to ING American Funds Bond Portfolio’s Prospectus dated April 29, 2011.

The purpose of the filing is to submit the 497(e) filing dated April 20, 2012 in XBRL for the ING American Funds Bond Portfolio.

If you have any questions concerning the attached filing, please contact Kim Springer at (480) 477-2674 or the undersigned at (480) 477-2649.

Regards,

/s/: Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Suite 100	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com